Expense Example - Class ACIS - DWS Large Cap Focus Growth Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 Year	$ 680
3 Years	920
5 Years	1,179
10 Years	1,917
Class C
Expense Example:
1 Year	287
3 Years	597
5 Years	1,034
10 Years	2,246
INST Class
Expense Example:
1 Year	86
3 Years	272
5 Years	475
10 Years	1,059
Class S
Expense Example:
1 Year	86
3 Years	283
5 Years	497
10 Years	$ 1,113